Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On January 27, 2022, the board of directors approved the grant of an aggregate of 300,500 option exercisable into 300,500 ordinary shares to the Company’s employees and additional grant, subject to shareholders meeting approval, of an aggregate of 317,000 options exercisable into 317,000 ordinary shares to the Company’s CEO and members of the Company’s board of directors, at an exercise price of $9.22 per share. The options will vest over four years with one quarter vesting one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.